Going Concern (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Going Concern Text Block Abstract
Incurred loss	$ 61,221,032	$ 18,050,307	$ 5,743,190
Accumulated losses	123,135,335	62,015,211
Current liabilities over current assets	16,604,967	29,873,735
Trade receivables amount	$ 8,279,582	$ 4,488,090